Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Going Concern [Abstract]
Net loss	$ 240,488	$ 531,838	$ 794,918	$ 1,420,123	$ 1,896,815	$ 1,258,284
Negative cash flow from operations			383,647	$ 456,936	546,538	$ 800,054
Negative working capital	$ 339,557		$ 339,557		$ 334,006